UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811 02995

Exact name of registrant as specified in charter: NRM Investment Company

Address of principal executive offices: NRM Investment Company, 280 Abrahams Lane, Villanova, Pa., 19085

Name and address of agent for service: John H. McCoy, President, NRM Investment Company, 280 Abrahams Lane, Villanova, Pa., 19085

Registrant's Telephone Number:   (610) 995-0322

Date of fiscal year end:  August 31

Date of Reporting Period: Period ending August 31, 2009

ITEM 1 - REPORTS TO STOCKHOLDERS

A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act is attached hereto.

ITEM 2 -  CODE OF ETHICS

The registrant has adopted a restated code of ethics. It is attached hereto and is available, without charge, upon request, by calling the Fund’s assistant secretary, Edward Fackenthal, collect at 610 279 3370 or contacting him at his email address: edwardfackental@cs.com. The code of ethics is also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

ITEM 3. -  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors does not have an audit committee and accordingly the entire board oversees the Registrant’s accounting and financial reporting processes including the audits of its financial statements. The board employs an outside accountant responsible for normal bookkeeping, tax preparation and recordkeeping, and employs a firm of independent auditors to report on internal controls and certify its financial records on an annual basis. The bookkeeper and outside auditor both qualify as financial experts. The outside accountant and auditor are engaged on behalf of the Registrant by the Company’s president and their engagements are ratified yearly by the shareholders. The outside auditor provides no services for the Registrant’s investment adviser. Note: two members of the five-member board of directors own 89.8% of its shares. Registrant has no salaried employees to otherwise fulfill the role of financial expert.

ITEM 4. ACCOUNTANT FEES AND SERVICES

	2008	2009

(a) Audit fees	$18,500	$20,487

(b) Related fees	0	0

(c) (d) Tax & other fees	$7,000	$7.200

ITEM 5. -    Registrant is not a listed issuer.

ITEM 6 - SCHEDULE OF INVESTMENTS

The information is included as part of the report to shareholders filed under Item 1 of this report and attached hereto.

ITEMS 7, 8  – PROXY VOTING POLICIES AND PURCHASES OF EQUITY SECURITIES

The information requested is not applicable to this open-end company.

ITEM 9 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable for this report.

ITEM – 10 CONTROLS AND PROCEDURES

The Fund operates through its five-member board of directors sitting as an executive committee of the whole; the board members receive only nominal director’s fees. The Fund has no employees other than its officers none of whom receives compensation in such role. (The Assistant Secretary to the Fund is its counsel who receives compensation only for legal work, not in his role as a Fund officer.) The Fund engages independent contractors to provide investment, financial and custodial services. The Fund’s principal executive and financial officer is its major shareholder and one of the five directors. In his view the following controls and procedures are effective to comply with the Regulations under the Investment Company Act. The Fund has adopted an anti-money laundering program which is attached hereto as an exhibit.

Portfolio Procedures

1. The Investment Advisor has discretion in investing the Fund’s portfolio but only within the guidelines established by the Board of Directors, and those authorized to execute investment transactions act only on direction by the Board or Advisor.

2. Any significant inflows or outflows of cash will be brought to the President’s attention to confirm that a related purchase or sale of securities or other disbursement was authorized by him.

Investment Custody and Shareholder Services

1. All transactions with shareholders and the custody of the Fund’s Securities  is performed by an independent corporate custodian.  Any changes to these functions must be authorized by the Board of Directors.

Accounting and Reporting

1. The recording, summarizing and reporting of all financial data will be performed by a CPA who is independent of the buying and selling of securities as well as the disbursement of the Fund’s cash and transfer of the Fund’s assets.

2. Upon discovery, the CPA will bring any unusual transaction directly to the President and/or Board’s attention.

3. The CPA will provide directly to the Board of Directors a Statement of Net Assets and a Statement of Operations in accordance with generally accepted accounting principles within ten business days of each month end.

CERTIFICATIONS

I, John H. McCoy, President and Treasurer of the Fund (the Company’s principal executive and financial officer) certify that:

1.              I have reviewed this report on Form N-CSR of NRM Investment Company;

2.              Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.              Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.             The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)           Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)           Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NRM Investment Company

By:	/s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:	10/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. McCoy
John H. McCoy, President and Treasurer

Date:	10/30/09

By:	/s/ Edward Fackenthal
Edward Fackenthal, Counsel and Assistant Secretary

Date:	10/30/09

NRM Investment Company

NRM Investment Company

Financial Report

August 31, 2009

Table of Contents
August 31, 2009

NRM Investment Company

Statement of Assets and Liabilities
August 31, 2009

Assets

Investments at fair value (cost $12,686,656)	$10,718,664
Interest and dividends receivable	116,103
Prepaid expenses	583
Total Assets	10,835,350
Liabilities

Accrued expenses and other liabilities	38,602
Net Assets, Applicable to 3,518,431 Outstanding Shares, Equivalent to $3.07 a Share	$10,796,748

See notes to financial statements.

NRM Investment Company

Schedule of Investments
August 31, 2009

	Principal Amount or Shares	Fair Value

Municipal Bonds –58.6%

General Obligation Bonds – 10.0%

Pittsburgh, Pennsylvania, 5.00%, due 9/1/12, callable 3/1/12 at 100 (AMBAC)	250,000	$268,124
Philadelphia, Pennsylvania School District, 5.625%, due 8/1/15, callable 8/1/12 at 100 (FGIC)	300,000	337,311
Pittsburgh, Pennsylvania, Refunding, 5.25%, due 9/1/16	100,000	106,244
Puerto Rico, 5.50%, due 7/1/17	250,000	256,693
Will County, Illinois, 5.0%, due 11/15/24	100,000	104,934

Total General Obligation Bonds		1,073,306

Housing Finance Agency Bonds - 2.4%

California Housing Finance Agency, Home Mortgage, 10.25%, due 2/1/14, callable 2/1/99 at 100	30,000	30,261
Minnesota State Housing Finance Agency, Single-Family Mortgage, 5.95%, due 1/1/17, callable 1/1/07 at 101.50	25,000	25,030
Louisana LOC Government Environmental Facilities Community Development Authority, Multi-family Housing, 4.25%, due 4/15/39, put 4/15/16 at 100.00	200,000	199,992

Total Housing Finance Agency Bonds		255,283

Other Revenue Bonds – 46.2%

Parkland, Pennsylvania School District, 5.375%, due 9/1/15 (FGIC)	170,000	195,927
Montgomery County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/10	250,000	258,910
Allegheny County, Pennsylvania Industrial Development Authority, 5.00%, due 11/1/11 (MBIA)	100,000	106,818
Philadelphia, Pennsylvania Gas Works, 18th Series, 5.00%, due 8/1/11 (CIFG)	300,000	307,068

See notes to financial statements.

NRM Investment Company

Schedule of Investments (Continued)
August 31, 2009

	Principal Amount or Shares	Fair Value

Municipal Bonds – 58.6% (Continued)

Other Revenue Bonds – 46.2% (Continued)

Pennsylvania Infrastructure Investment Authority, 5.00%, due 9/1/12	500,000	556,035
Pennsylvania State Higher Educational Facilities Authority, 5.50%, prerefunded 1/01/16	350,000	395,759
Harrisburg, Pennsylvania Recovery Facilities, 5.00%, mandatory put 12/1/33	425,000	434,418
Philadelphia, Pennsylvania Wastewater, 5.00%, due 7/1/14	250,000	273,955
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/14, callable 12/1/08 at 101 (AMBAC)	170,000	172,380
St. Louis Missouri Municipal Finance Corporation, Leasehold Revenue (County Justice Center), 5.25%, due 2/15/15, callable 2/15/12 at 100 (AMBAC)	50,000	50,238
Pennsylvania State Turnpike Commission, 5.25%, due 12/1/15, callable 12/1/08 at 101 (AMBAC)	150,000	152,220
Allegheny County Sanitation Authority, Sewer Revenue, 5.00%, due 12/1/23, callable 12/1/15 at 100	300,000	310,542
Allegheny County, Pennsylvania Higher Educational Building Authority, 5.50%, due 3/15/16, callable 6/15/12 at 100 (AMBAC)	150,000	166,008
Pennsylvania State Higher Educational Facilities Authority, 5.00%, due 6/15/16, callable 6/15/12 at 100 (AMBAC)	100,000	105,655
Philadelphia, Pennsylvania Gas Works, Fourth Series, 5.25%, due 8/1/16, callable 8/1/13 at 100	250,000	285,685
Chester County, Pennsylvania Health and Educational Authority (Devereux), 5.00%, due 11/1/18	405,000	404,951
Tobacco Settlement Financial Corporation, New Jersey, 5.00%, due 6/1/19 , callable 6/1/17 at 100	200,000	184,122
Pennsylvania State Higher Educational Facilities Authority (University of Pennsylvania Health System), 4.75%, due 8/15/22, callable 8/15/19 at 100	150,000	152,068
North Carolina Medical Care Community Mortgage Revenue (Chatham Hospital), 5.25%, due 8/1/26, callable 2/1/17 at 100 (MBIA)	250,000	236,013
Pennsylvania State Higher Educational Facilities Authority, 6.00%, due 1/15/31	200,000	204,678

Total Other Revenue Bonds		4,953,450

Total Municipal Bonds (Cost $6,207,989)		6,282,039

See notes to financial statements.

NRM Investment Company

Schedule of Investments (Continued)
August 31, 2009

	Principal Amount or Shares	Fair Value
Preferred Stocks – 33.9%

ABN Amro Capital Trust VI, 6.25%	20,000	200,000
Aegon NV , 6.50%	15,000	193,950
Aegon NV, 6.875%	10,000	135,500
Barclays Bank, PLC ADR	20,000	372,400
Deutsche Bank Contingent Cap Tr, 6.55%	15,000	291,000
Goldman Sachs Group, Inc. 1/1000 B	15,000	369,630
HSBC USA, Inc., 1/40 Series H	20,000	419,000
ING Groep NV, 7.05%	10,000	140,400
ING Groep NV, Perpetual Debt Security	6,000	78,779
Metlife, Inc., 6.50%	17,500	398,125
PNC Financial Group, 8.25% , Floating Rate	300,000	269,976
Prudential PLC, 6.50%	12,500	254,625
Royal Bank of Scotland Group PLC ADR Series R	10,000	91,100
Royal Bank of Scotland Group PLC ADR Series Q	20,000	200,400
Santander Financial SA, 6.41%	9,000	214,920

Total Preferred Stocks (Cost $5,242,320)		3,629,805

Common Stocks – 4.7%

General Electric Co.	15,000	208,500
US Bancorp	13,000	294,060

Total Common Stocks (Cost $383,240)		502,560

Real Estate Investment Trusts – 2.0%
Capital Trust, Inc. (Cost $765,147)	70,000	216,300

Short-Term Investments - at Cost Approximating Fair Value - .8%
Federated Pennsylvania Municipal Cash Trust #8 – (Cost $87,960)	87,960	87,960

Total Investments - 100% (Cost $12,686,656)		$10,718,664

See notes to financial statements.

NRM Investment Company

Statement of Operations
Period Ended August 31, 2009

Investment Income
Interest	$251,282
Dividends	379,960
631,242
Expenses

Investment advisory fees	30,123
Custodian fees	15,675
Transfer and dividend disbursing agent fees	1,375
Legal and professional fees	77,442
Directors’ fees	6,800
Insurance	1,400
Capital stock tax	9,057
Miscellaneous	2,950

Total Expenses	144,822

Net Investment Income	486,420

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(985,094)
Net unrealized depreciation of investments	(684,194)

Net Realized and Unrealized Loss on Investments	(1,669,288)

Net Decrease in Net Assets Resulting from Operations	$(1,182,868)

See notes to financial statements.

NRM Investment Company

Statements of Changes in Net Assets
Years Ended August 31, 2009 and 2008

	2009	2008
Increase in Net Assets from Operations
Net investment income	$486,420	$1,159,521
Net realized loss from investment transactions	(985,094)	(12,051)
Net unrealized depreciation of investments	(684,194)	(1,203,697)

Net Decrease in Net Assets Resulting from Operations	(1,182,868)	(56,227)

Distributions to Shareholders	(335,957)	(202,071)

Capital Share Transactions	(241,182)	35

Total Decrease in Net Assets	(1,760,007)	(258,263)

Net Assets - Beginning of Year	12,556,755	12,815,018

Net Assets - End of Year	$10,796,748	$12,556,755

See notes to financial statements.

NRM Investment Company

Financial Highlights
Years Ended August 31, 2009, 2008, 2007, 2006, and 2005

	2009	2008	2007	2006	2005
Per Share Data (for a share outstanding throughout the indicated year)

Net asset value, beginning of year	$3.480	$3.551	$3.938	$3.900	$3.931

Net investment income (loss)	.138	.321	(.131)	.110	.070

Net realized and unrealized gain (loss) on investments	(.454)	(.336)	(.088)	.059	.097

Total from Investment Operations	(.316)	(.015)	(.219)	.169	.167

Less distributions:
Dividends from capital gains	-	-	(.025)	(.021)	(.130)
Dividends from net tax-exempt income	(.045)	(.024)	(.064)	(.086)	(.061)
Dividends from net taxable income	(.050)	(.032)	(.079)	(.024)	(.007)

Total Distributions	(.095)	(.056)	(.168)	(.131)	(.198)

Net Asset Value, End of Year	$3.069	$3.480	$3.551	$3.938	$3.900

Total Return (Loss)	(9.20%)	(0.37%)	(5.79%)	4.40%	3.76%

Ratios/Supplemental Data

Net assets, end of year (in thousands)	$10,797	$12,557	$12,815	$14,209	$15,397

Ratio of expenses to average net assets	1.40%	1.33%*	8.62%	1.05%	1.23%

Ratio of net investment income (loss) to average net assets	4.70%	9.23%	(3.43%)	2.77%	1.75%

Portfolio turnover rate	17.27%	9.27%	18.00%	88.85%	56.38%

* Excludes the recovery of  environmental claims and related costs.
See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2009

Note 1 - Nature of Business and Significant Accounting Policies

Nature of Business

NRM Investment Company (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The investment objective of the Fund is to maximize and distribute income and gains on a current basis.  Its secondary objective is preservation of capital.  The Fund generally invests in both bond and equity markets and is subject to the risks and uncertainty inherent therein. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Valuation of Investments

Investments in securities (other than debt securities maturing in 60 days or less) traded in the over-the-counter market, and listed securities for which no sale was reported on the last business day of the year, are valued based on prices furnished by a pricing service.  This service determines the valuations using a matrix pricing system based on common bond features such as coupon rate, quality and expected maturity dates.  Securities for which market quotations are not readily available are valued by the investment advisor under the supervision and responsibility of the Fund’s Board of Directors.  Investments in securities that are traded on a national securities exchange are valued at the closing prices.  Short-term investments are valued at amortized cost, which approximates fair value.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on the basis of identified cost for both financial and federal income tax purposes.  Interest income is recorded on the accrual basis for both financial and income tax reporting. Dividend income is recognized on the ex-dividend date.  In computing investment income, the Fund amortizes premiums over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date.  Discounts are accreted over the life of the security.

Transactions with Shareholders

Fund shares are sold and redeemed at the net asset value.  Transactions of these shares are recorded on the trade date.  Dividends and distributions are recorded by the Fund on the ex-dividend date.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for federal income taxes.

See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2009

Note 1 - Nature of Business and Significant Accounting Policies - Continued

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 2 - Investment Advisor and Management Fees and Other Transactions with Affiliates

The Fund has an investment advisory agreement which provides that the Fund pays to the investment advisor, as compensation for services provided and expenses assumed, a fee at the annual rate of .30% of the Fund’s net asset value.  The chief executive officer of the investment advisor is on the Board of Directors of the Fund.  Furthermore, the Fund’s president and chairman of the Board owns 80.1% of the Fund’s outstanding shares as of August 31, 2009.

Note 3 - Cost, Purchases and Sales of Investment Securities

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $1,875,442 and $1,734,246, respectively, during the year ended August 31, 2009.

At August 31, 2009, the cost of investment securities owned is the same for financial reporting and federal income tax purposes.  Net unrealized depreciation of investment securities is $1,967,992 (aggregate gross unrealized appreciation of $293,238, less aggregate unrealized depreciation of ($2,261,230).

Note 4 –Fair Value Measurements

In September 2006,  the Financial Accounting Standards Board (“FASB”) issued guidance, now codified as FASB Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”. FASB ASC Topic 820 establishes a framework for measuring fair value and expands disclosures of fair value measurements in financial statements.

ASC 820-10 establishes a fair value hierarchy that proprirtizes the inputs to valuation methods used to measure fair value. The hierachy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of fair value hierarchy under ASC 820-10 are as follows:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilites.

Level 2- Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3- Prices or valuation techniques that require inputs that are both significant to fair value measurement and unobservable (i.e. support with little or no market value activity).

See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2009

Note 4 –Fair Value Measurements - Continued

For financial assets measured at fair value on a recurring basis, the fair value measurement by the level within the fair value hierarchy used as at August 31, 2009 are as follows:

Description	Total	(Level 1- Quoted Prices in Active Markets for Identical Assets)	(Level 2 Significant Other Observable Inputs)	(Level 3 Significant Unobservable Inputs)
Municipal Bonds	$6,282,039	$-	$6,282,039	$-
Prefered Stocks	3,629,805	3,629,805		-
Common Stocks	502,560	502,560		-
Real Estate Investment Trusts	216,300	216,300		-
Temporary cash investments	87,960	87,960		-
Total	$10,718,664	$4,436,625	$6,282,039	$-

Note 5 - Environmental Liability

The Fund operated a steel processing factory between 1974 and 1979. During this period, it disposed of a relatively harmless chemical waste product consisting of a weak ferrous chloride solution. The independent transporters represented that its destination was at an approved site. Following various investigations beginning in the 1980’s and continuing to the present, the United States Environmental Protection Agency (EPA) determined that property on Broad Street in Doylestown, Pa. was used as an unapproved disposal site for many hazardous chemicals. In March 2008, it designated the site, called Chem-Fab, a National Priority “Super Fund” site requiring environmental remediation. Among the chemicals supposedly deposited there was ferrous chloride. Operations at Chem-Fab included ferrous chloride of greater strength than the Fund’s waste product. The EPA, supported by what it deems to be relevant documents and a witness statement, determined that the Fund and three others were responsible parties for disposal at Chem-Fab, and pursuant to statutory authorization, invited the four to participate in investigation and remediation. The expected cleanup cost for the site is uncertain but has been estimated at $5,000,000.

The Fund believes the EPA evidence of the Fund’s connection with the Chem-Fab site is weak and that any ferrous chloride of the kind the Fund produced and that may have been taken there caused no environmental harm. Based thereon, the Fund’s board of directors declined the invitation to remediate. On July 10, 2009, EPA acknowledged the refusal (as well as the refusals of the other three), indicating it would conduct an investigation and remediation study without outside participation.

See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2009

Note 5 - Environmental Liability – Continued

The EPA, if it persists in its position that the Fund was in any way responsible, may bring formal action for reimbursement. Although the Fund will defend vigorously any such action that might be brought, counsel, at this early stage of the investigation, is unable to evaluate the risk other than to say it is serious and for the indefinite future should be regarded as material.

Note 6 - Transactions in Capital Stock and Components of Net Assets

Transactions in fund shares were as follows:

	Year Ended		Year Ended
	August 31, 2009		August 31, 2008
	Shares	Amount	Shares	Amount
Shares issued	-	$-	-	$-
Shares issued in reinvestment of dividends	9	25	15	54
Shares redeemed	(90,003)	$(241,207)	(6)	(19)
Net (Decrease) Increase	(89,994)	$(241,182)	9	$35

The components of net assets are as follows, at:

	August 31, 2009	August 31, 2008
Capital shares, par value $.01 per share, 3,518,431 shares and 3,608,425 shares issued and outstanding at August 31, 2009 and August 31, 2008 (10,000,000 full and fractional shares authorized); and capital paid-in	$13,758,424	$13,999,606
Net realized loss on sale of investments*	(997,145)	(12,051)
Unrealized depreciation of investments	(1,967,992)	(1,283,798)
Undistributed net investment income	3,461	104,514
Overdistributed net investment income**	-	(251,516)
Net Assets	$10,796,748	$12,556,755

* Realized losses are the same for federal income tax purposes. Realized losses can be carried  forward until the year ended August 31, 2016 ($12,051) and August 31, 2017 ($985,094).
**  For federal income tax purposes, there was $110,719 of undistributed net investment income as of August 31, 2008. The book/tax difference arises from amounts reserved for environmental litigation and not deducted for federal income tax purposes.
See notes to financial statements.

NRM Investment Company

Notes to Financial Statements
August 31, 2009

Note 7 - Distributions to Shareholders

The tax character of distributions paid are as follows during the years ended August 31:

	2009	2008
Distributions paid from:
Tax-exempt interest and dividends	$166,097	$87,805
Taxable qualified dividends	168,506	114,266
Taxable ordinary dividends	1,354	-
Long-term capital gains	-	-
	$335,957	$202,071

Note 8 – Subsequent Events

The FASB issued guidance now codified as FASB ASC Topic 855, “Subsequent Events”.  Under FASB ASC Topic 855, the Fund is required to evaluate the events and transactions that occur after the balance sheet date but before the date the financial statements are issued, or available to be issued in the case of non-public entities.  FASB ASC Topic 855 requires entities to recognize in the financial statements the effect of all events or transactions that provide additional evidence of conditions that existed at the balance sheet date  including the estimates inherent in the financial preparation process.  Entities shall not recognize the impact of events or transactions that provide evidence about conditions that did not exists at the balance sheet date but arose after that date.  FASB ASC Topic 855 also requires entities to disclose the date through which subsequent events have been evaluated.  FASB ASC Topic 855 was effective for interim and annual reporting periods ending after June 15, 2009.  The Fund adopted the provisions of FASB ASC Topic 855 for the twelve months ended August 31, 2009.  Management has reviewed events occurring through October 30, 2009 the date the financial statements were issued, and has concluded that no additional subsequent events have occurred requiring accrual or disclosure.

See notes to financial statements.

Attachment to NCSR
NRM Investment Co.

Restated Ethics Code
(Item 2)

NRM INVESTMENT COMPANY
CODE OF ETHICS AS RESTATED
(Amended)

I.              Legal Requirement.

The Investment Company Act of 1940, as amended (the "Act") and Rule 17j-1 thereunder (the “Rule”) make it unlawful for any officer or director of the Company, the investment advisor or any person affiliated with the Company or an Advisor, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Company:

1.	To employ any device, scheme or artifact to defraud the Company;

2.
To make to the Company any untrue statement of a material fact or omit to state to the Company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

3.	To engage in any act, practice, or course of business that operates or would operate as a fraud or deceit upon the Company; or

4.	To engage in any manipulative practice with respect to the Company's investment portfolios.

II.            Purpose of the Code of Ethics.

In compliance with general fiduciary rules and with the provisions of the Act and the Rule, the Company requires that its directors, officers and other employees, the directors, officers and other employees of the Company’s investment adviser, and the directors, officers and other employees of its other advisers will conduct their personal investment activities in accordance with (1) the duty at all times to place the interests of the Company's shareholders first, (2) the requirement that all personal securities transactions be conducted in a manner consistent with this Code of Ethics and in such manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility, and (3) the fundamental standard that the Company, investment adviser and other Advisory personnel should not take inappropriate advantage of their positions.

The Company's Board of Directors has determined to restate in its entirety the Company’s existing code of ethics and to adopt this Code of Ethics to limit or proscribe conduct for certain types of personal securities transactions that might involve conflicts of interest or an appearance of impropriety, and to establish reporting requirements and enforcement procedures consistent with the Rule amendments.

III.           Definitions.

                The following two definitions of "Access Person" and "Advisory Person" are taken from the Rule. They are included for the purpose of alerting individuals affected by this Code to adhere to its provisions. As provided in "C" other definitions are contained in detail in the Rule and the individual or his counsel is directed thereto.

A. Access person means:

(i) Any Advisory Person of a Fund or of a Fund's investment adviser. If an investment adviser's primary business is advising Funds or other advisory clients, all of the investment adviser's directors, officers, and general partners are presumed to be Access Persons of any Fund advised by the investment adviser. All of a Fund's directors, officers, and general partners are presumed to be Access Persons of the Fund.

(ii) Any director, officer or general partner of a principal underwriter who, in the ordinary course of business, makes, participates in or obtains information regarding, the purchase or sale of Covered Securities by the Fund for which the principal underwriter acts, or whose functions or duties in the ordinary course of business relate to the making of any recommendation to the Fund regarding the purchase or sale of Covered Securities.

B Advisory person of a Fund or of a Fund's investment adviser means:

(i) Any director, officer, general partner or employee of the Fund or investment adviser (or of any company in a control relationship to the Fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding, the purchase or sale of Covered Securities by a Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

(ii) Any natural person in a control relationship to the Fund or investment adviser who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of Covered Securities by the Fund.

C. Other definitions contained in the Rule as they relate to Access Persons, including Advisory Persons, or as they are otherwise applicable in this Code of Ethics are incorporated herein; they are identified herein by being in initial capitals.

IV Policies of the Company Regarding Personal Securities Transactions.

A.            General Policy.

     No Access Person of the Company shall engage in any act, practice or course of business that would violate the provisions of the Act or the Rule set forth above, or in connection with any personal investment activity, engage in conduct inconsistent with this Code of Ethics. All affected Access Persons, to demonstrate compliance, shall file the reports provided in the Rule and in this Code.

B.   Specific Policies.
1.   Restrictions on Personal Securities Transactions by Access Persons.
a.   No Access Person may buy or sell securities in an Initial Public Offering or Limited Public Offering for his personal portfolio or the portfolio of a member of his immediate family without obtaining written authorization from the Company's president or his designee prior to effecting such security transaction. A written authorization for such security transaction will be provided by the president or his designee to the person receiving the authorization (if granted) and to the Company's record-keeper to memorialize the authorization that was granted.
Note: If an Access Person has questions as to whether purchasing or selling a security in an Initial Public Offering  or a Limited Public Offering for his personal portfolio or the portfolio of a member of his immediate family requires prior authorization, the Access Person should consult the Company's President or designee for clearance or denial of clearance to trade prior to effecting any securities transactions.

b.   The Company hereby establishes a "Blackout Period" within which to limit an Access Person’s trading in securities in which the Company holds or is considering holding a position. In general, no Access Person shall execute a securities transaction in any Covered Security that the Company owns or is considering for purchase or sale relative to its recent transactions or considerations. Particularly, without obtaining written authorization from the Company's president or designee prior to effecting a security transaction, no Access Person, for his personal portfolio or the portfolio of a member of his immediate family, shall engage in the Purchase or Sale of a Covered Security within the most recent fifteen day period from the Company’s acquisition or sale of a like security or from the last time a like security was being considered for purchase or sale by the Company.

Note: The Company’s president or his designee shall maintain and circulate appropriately, a blackout list of Company purchases and sales or purchases and sales the Company considered.

c.   Pre-clearance approval under paragraphs (a) or (b) will expire at the close of business on the fifth trading day after the date on which the authorization is received, and the Access Person is required to renew clearance for the transaction if the trade is not completed before the authority expires.

V.   Procedures.

In order to provide the Company with information to enable it to determine with reasonable assurance whether the provisions of this Code are being observed by its Access Persons:

A.    Each of the Company’s Access Person, unless excused by paragraph C., shall direct his broker to supply to the Company's president or his designee, on a timely basis, duplicate copies of confirmations of all securities transactions in which the person has, or by reason of such transaction acquires any direct or indirect beneficial ownership1 and copies of periodic statements for all securities accounts.

B.    Each of the Company’s Access Person, unless excused by paragraph C., shall submit initial2 reports to the Company's president or his designee, showing all holdings the Access Person maintained at the time he or she became an Access Person, and annual reports of holdings the Access Person maintains individually, with a broker, dealer or bank in which the person has any direct or indirect beneficial ownership.3 The initial reports shall be submitted no later than ten days after the person becomes an Access Person, containing information current as of a date no more than 45 days prior to the date the person becomes an Access Person. The annual reports shall be submitted on the date of the annual director/shareholders’ meeting containing information as of a date no more than 45 days before the report is submitted.

C.    The following Access Persons are not required to file initial or annual holding reports or transaction reports:

(1)         A person who is an Access Person to the Company by reason of being an Advisory Person of the Company’s investment adviser (whether or not the person is an Access Person to the Company for any other reason), provided (a) such person submits reports to the investment adviser pursuant to the Rule, (b) the reports contain the same information as required by the Rule, and (c) the reports of such persons to the investment adviser are continuously open and available to the Company's president or his designee.

(2)         Except as provided in paragraph D., Directors of the Company who are not “interested persons” within the meaning of the Act.

1 You will be treated as the "beneficial owner" of a security under this policy only if you have a direct or indirect pecuniary interest in the security.
(a) A direct pecuniary interest is the opportunity, directly or indirectly, to profit, or to share the profit, from the transaction.
(b) An indirect pecuniary interest is any non-direct financial interest, but is specifically defined in the rules to include securities held by members of your immediate family sharing the same household; securities held by a partnership of which you are a general partner; securities held by a trust of which you are the settlor if you can revoke the trust without the consent of another person, or a beneficiary if you have or share investment control with the trustees; and equity securities which may be acquired upon exercise of an option or other right, through conversion.

For interpretive guidance on this test, you should consult counsel

2 Initial reports need not be filed for access persons who became such before March 1,2000.

3 See footnote 1 above.

D.    Every Access Person, regardless of paragraph C., shall report to the president or his designee not later than thirty days after the end of each calendar quarter any transaction in Covered Securities which the Access Person has effected during the quarter which the Access Person then knows to have been effected within fifteen days from a date on which the Company purchased or sold, or considered the purchase or sale of, the same security.

E.    The Company's president or his designee shall notify each Access Person of the Company who may be required to make reports pursuant to this Code that such person is subject to this reporting requirement and shall deliver a copy of this Code to each such person.

F.    The Company's president or designee shall review the reports received, and as appropriate, compare the reports with the pre-clearance authorization received, and report to the Company's Board of Directors:

(1)         with respect to any transaction that appears to evidence a possible violation of this Code; and

(2)         apparent violations of the reporting requirements stated herein.

G.    The Board shall consider the reports made to it hereunder and shall determine whether the policies established by the Act, the Rule and this Code have been complied with or violated, and if violated, what sanctions, if any, should be imposed on the violator, including but not limited to a letter of censure, suspension or termination of the services of the violator, or the unwinding of the transaction and the disgorgement of any profits to the Company.  The Board shall review the operation of this Code at least once a year.

H.    The Company’s investment adviser shall adopt, maintain and enforce separate codes of ethics with respect to its personnel in compliance with the Rule and Rule 204-2(a) of the Investment Advisers Act of 1940 or Section 15 (f) of the Securities Exchange Act of 1934, as applicable, and shall forward to the Company’s President and the Company’s counsel copies of such code and all future amendments and modifications thereto.

I.      At each quarterly Board of Directors’ meeting the investment adviser shall report to the Company’s Board of Directors:

(1)            any reported securities transaction that occurred during the prior quarter that appears to have been inconsistent with the provisions of the code of ethics adopted by the Company’s investment adviser; and

(2)    all disciplinary actions4 taken in response to such violations.

J.     At least once a year, the Company’s investment adviser shall provide to the Board a report which contains (a) a summary of existing procedures concerning personal investing by advisory persons and any changes in the procedures during the past year and (b) an evaluation of current compliance procedures and a report on any recommended changes in existing restrictions or procedures based upon the Company’s experience under this Code, industry practices, or developments in applicable laws and regulations.

K.    This Code, the codes of the investment adviser, a copy of each report by an Access Person, any written report hereunder by the Company’s investment adviser and lists of all persons required to make reports shall be preserved with the Company’s records for the period required by the Rule. The Company shall keep all reports and lists sealed and marked "Confidential" to be disclosed only to the Company’s president or his designee or to authorized Securities and Exchange Commission personnel as required by law.

VI.   Certification.
Each Access Person will be required to certify annually that he has read and understood this Code of Ethics, and will abide by it.  Each Access Person will further certify that he has disclosed or reported all personal securities transactions required to be disclosed or reported under this Code of Ethics.

4 Disciplinary action may include but is not limited to any action that has a material financial effect upon the individual involved, such as fining, suspending, or demoting an employee, imposing a substantial fine or requiring the disgorgement of profits.

NRM INVESTMENT COMPANY
Anti-money Laundering Program
(Item 10)

Statement of NRM Investment Company’s
Anti-Money Laundering Program

Introduction

Consistent with the Bank Secrecy Act as modified by the U.S. Patriot Act and the regulations adopted thereunder (the “Acts and Regulations”), it is the policy of NRM Investment Company (the “Company”) to establish an anti-money laundering program reasonably designed to prevent the Company from being used for money laundering or the financing of terrorist activities and to achieve and monitor compliance with the applicable requirements.

By reason of the experience of the Company’s independent agents with receipts and disbursements of money (involving no “red flag” items), and the framework of its present and future operations (described next), its program is designed to rely upon the AML5, CIP6 and SAR7 programs carried out by independent services providers to the fullest extent consistent with regulations, but to retain the duty to monitor such activities through ongoing permitted communications between the Company’s AML Officer and the appropriate officers of the services providers.

5 Anti-Money Laundering
6 Customer Identification Program
7 Suspicious Activity Reporting

Since 1979, the Company has been a publicly traded, open-end, registered investment company as defined by 5(a)(1) of the Investment Company Act of 1940 and the rules promulgated thereunder. Traditionally five or fewer shareholders have owned more than 90% of the Company’s shares, and there are infrequent day to day purchases and redemption of shares. Purchases do occur quarterly in nominal amounts in the form of dividend reinvestments of a value less than $1 per share. Intermittent sales and redemptions other than nominal amounts have occurred only in redeeming a major shareholder or an estate of a major shareholder or a purchase by one major shareholder from another. The Company has no employees. All of its activities are carried out by its directors two of whom are president/treasurer and secretary, an outside accountant, an investment advisor, a single individual serving as counsel, assistant secretary, compliance officer, and AML officer, and a trust company serving as custodian and transfer agent.

Policies, Procedures and Controls

To meet its responsibilities, the Company proposes to contract with its current transfer agent (“TA”), a national bank, which currently is its custodian, opens and maintains accounts with the Company’s shareholders, has the sole contact in this regard with the Company’s shareholders, accomplishes sales to and redemptions from the Company’s shareholders on the limited basis as described above, and is the sole recipient and disburser of the Company’s funds. The Company has reviewed the TA’s Program and determined that it is adequate as it relates to its activities and as it would apply to the Company.

The AML Program

Based upon the Company’s review and determination of adequacy of the TA’s program, it will enter into a reliance agreement with the TA  to obligate the TA (1) to furnish information to the Company’s AML officer at reasonable intervals (no less frequently than annually) to the effect that the TA has applied the TA’s risk assessment and other AML procedures to all of the Company’s stock issuances, redemptions and monetary transactions of which it is aware and which is under its control; (2) pursuant to the SAR program provided hereafter, to report all transaction information to the Company’s AML officer of which it is aware; (3) to maintain records of Company transactions as required by the Acts and Regulations and (4) to confer with the Company’s AML officer through the TA’s AML officer and other appropriate officers, about the TA’s ongoing policies, practices and training programs necessary to carry out the TA’s duties in accordance with the Acts and Regulations.

Nothing herein shall be construed to have delegated the Company’s obligations under the AML program or the Acts and Regulations to the TA or that the TA has accepted those responsibilities. Specifically, the TA will not certify to or provide AML risk assessment for the Company, independent testing (audit) of the risk assessment, or SAR monitoring.

The CIP Program

The Company’s board of directors has determined, with respect to its TA:

(1) That the Company’s reliance on the TA’s policies and procedures is reasonable in light of the TA performing all monetary transactions with its customers.

(2) The TA is a financial institution required to maintain an AML program.

(3) The TA is regulated by a federal functional regulator.

(4) The TA in the past has applied its CIP program to the Company as part of the TA’s obligations under the Acts and Regulations and is willing to continue such performance.

(5) The TA is prepared to certify annually that it performs all of the required functions of the TA’s CIP program.

Based upon the Board’s determinations, the Company will enter into a reliance contract with the TA to have the TA’s KYC 8 rules and procedures apply to the Company’s shareholders. As part of its currently contracted duties the TA applies its risk based procedures to the Company’s customers, it will verify the identity of the customers, maintain customer lists and consult the lists as needed. The TA shall provide, annually, its AML program and procedures and the Company AML officer will periodically examine the same.

8 Know Your Customer

Nothing herein shall be construed to have delegated the Company’s obligations under the CIP program and the Acts and Regulations to the TA or that the TA has accepted those responsibilities. Independently, the Company’s AML officer, based in part upon the TA’s information, will certify to the Company’s board of directors, no less frequently than annually that the CIP program has been performed adequately.

The SAR Program

Consistent with its practice of reliance upon independent service providers, the Company’s Board has determined that the TA in carrying out its own responsibilities under the Act and Regulations is in the best position to identify and report activity including cash or cash equivalent transactions on behalf of the Company by which the Company could detect “red flag” items requiring reporting. “Red flag” items include (1) activities varying substantially from a customer’s normal practices; (2) refusal of a customer to provide information necessary for mutual fund records or reports, or the provision by a customer of false information; (3) attempts to change or cancel transactions after a customer is informed of information verification or record-keeping requirements; (4) transmission or receipt of funds transfers without normal identifying information or information that indicates country of origin; or (5) repeated use of the Company as a temporary resting place for funds from multiple sources without a clear business purpose.

The TA’s AML officer will share information to the extent permitted by the Act and Regulations for the Company’s use in determining any reportable activity and propose individual or joint SAR-SF reports, or to confirm such filings, and if needed to make use of governments lists and make required reports of red flag items. The Company and the TA shall each maintain SAR reports for a minimum of five years.

The Company recognizes that the primary responsibility for identification and reporting remains with the Company. Accordingly, the Company designates its AML officer as its contact person and through such officer will communicate with the TA’s OFAC compliance officer periodically to ensure that the TA’s compliance policies and procedures in general, and in particular with respect to the Company’s transactions, remain satisfactory, and shall report such results to the Company’s board of directors.

Nothing herein shall be construed to have delegated the Company’s obligations under the SAR program and under the Acts and Regulations to the TA or that the TA has accepted those responsibilities.

The TA and the Company will keep their Company records confidential subject only to information sharing programs that are authorized by the Acts and Regulations.